Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing certain information, including the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to the “Executive Compensation” section in this Proxy Statement.
The Pay Versus Performance Table below discloses the relationship between the compensation actually paid to the executive officers and the Company’s financial performance during the years ended December 31, 2021, 2022, and 2023. The compensation information presented in this table is different from compensation information presented in the Summary Compensation Table above. The differences can largely be attributed to variation in the treatment of equity awards in each of these tables.
•	In accordance with SEC rules, the Stock Awards and Options Awards columns in the Summary Compensation Table include the aggregate grant date fair values of the RSUs and options granted during 2023.
•
The Pay Versus Performance Table below differs from both the information presented in the CD&A and in the Summary Compensation Table, because it calculates “compensation actually paid” based on different methodologies, including the value of 2023 equity awards as of December 31, 2023, and the change in value during 2023 for prior years’ equity awards.

•
The Company does not use any financial performance measures to link compensation actually paid to our named executive officers to the Company’s performance. Accordingly, pursuant to SEC rules, we have not included a “Company-Selected Measure” or a tabular list of performance measures.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOS(3)	Average Compensation Actually Paid to Non-PEO NEOS(4)	Value of Initial Fixed $100 Investment Based On:		Net income (in thousands)(7)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2023	$8,013,553	$12,366,504	$3,477,295	$5,584,040	$131.68	$115.42	($245,595)
2022	$6,553,203	$5,185,698	$2,714,046	$2,414,745	$85.98	$111.27	($221,863)
2021	$7,918,750	($4,329,821)	$3,598,514	($380,245)	$95.91	$124.89	($169,069)
2020	$6,859,135	$21,732,137	$1,897,164	$4,591,740	$240.95	$125.69	($139,700)
(1)
This column represents the amount of total compensation reported for Mr. Shah (our CEO) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement.

(2)
This column represents the amount of “compensation actually paid” to Mr. Shah, as computed in accordance with Item 402(v) of Regulation S-K. The “compensation actually paid” for 2022 has been updated from the amounts reported in the Company’s 2023 Proxy Statement to reflect vesting treatment of restricted stock unit agreements. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shah during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Shah’s total compensation for each fiscal year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2023	$8,013,553	$6,999,987	$11,352,938	$12,366,504
2022	$6,553,203	$5,499,980	$4,132,475	$5,185,698
(a)
This column represents the amount of total compensation reported for Mr. Shah for 2022 and 2023 in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation Tables section of this Proxy Statement.

(b)
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement. The amount in this column is replaced with the amount reported in the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each year. For each year presented, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Shah to arrive at “compensation actually paid” to Mr. Shah for the year presented. The adjusted amount is determined by adding (or subtracting, as applicable) the following for each year: (i) the year-end fair value of any equity awards granted in each year that are outstanding and unvested as of the end of such year; (ii) the amount of change as of the end of each year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of such year; (iii) for awards that are granted and vest in each year presented, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the years presented, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the years presented, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in each year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for each year. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$10,224,335	$1,182,622	$—	($54,019)	$—	$—	$11,352,938
2022	$5,493,244	($193,446)	$—	($1,167,323)	$—	$—	$4,132,475
(3)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shah) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Shah) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2023, Kinnari Patel, John Militello, Raj Prabhakar, Mayo Pujols; (ii) for 2022, Kinnari Patel, John Militello, Carlos Garcia-Parada, Raj Prabhakar, Mayo Pujols; and (iii) for 2021, Kinnari Patel, Carlos Garcia-Parada, Jonathan Schwartz and Martin Wilson, (iv) for 2020, Kinnari Patel, Jonathan Schwartz, Kamran Alam and John Militello.

(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shah), as computed in accordance with Item 402(v) of Regulation S-K. The “compensation actually paid” for 2022 has been updated from the amounts reported in the Company’s 2023 Proxy Statement to reflect vesting treatment of restricted stock unit agreements. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shah) during 2023. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shah) for 2023 to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,477,295	$2,749,979	$4,856,724	$5,584,040
2022	$2,714,046	$2,123,381	$1,824,080	$2,414,745
(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shah) in the “Total” column of the Summary Compensation Table in each year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Shah) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each year. The amount in this column is replaced with the amount reported in the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Shah) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Shah) to arrive at “compensation actually paid” to each NEO (excluding Mr. Shah) for each year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Shah) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$4,140,112	$792,922	$—	($76,309)	$—	$—	$4,856,724
2022	$2,258,641	($48,605)	$—	($248,187)	($137,769)	$—	$1,824,080
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards for 2023 did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the option valuations used an estimated term between 4.2 years and 8.0 years, an estimated volatility between 68% and 78%, and a risk-free rate between 3.2% and 4.9%.
(5)
Total Shareholder Return (“TSR”) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(6)	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is Nasdaq Biotechnology Index.
(7)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

Company Selected Measure Name	we have not included a “Company-Selected Measure”
Named Executive Officers, Footnote
(1)
This column represents the amount of total compensation reported for Mr. Shah (our CEO) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement.

(3)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shah) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Shah) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2023, Kinnari Patel, John Militello, Raj Prabhakar, Mayo Pujols; (ii) for 2022, Kinnari Patel, John Militello, Carlos Garcia-Parada, Raj Prabhakar, Mayo Pujols; and (iii) for 2021, Kinnari Patel, Carlos Garcia-Parada, Jonathan Schwartz and Martin Wilson, (iv) for 2020, Kinnari Patel, Jonathan Schwartz, Kamran Alam and John Militello.

Peer Group Issuers, Footnote
(6)	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 8,013,553	$ 6,553,203	$ 7,918,750	$ 6,859,135
PEO Actually Paid Compensation Amount	$ 12,366,504	5,185,698	(4,329,821)	21,732,137
Adjustment To PEO Compensation, Footnote
(2)
This column represents the amount of “compensation actually paid” to Mr. Shah, as computed in accordance with Item 402(v) of Regulation S-K. The “compensation actually paid” for 2022 has been updated from the amounts reported in the Company’s 2023 Proxy Statement to reflect vesting treatment of restricted stock unit agreements. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shah during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Shah’s total compensation for each fiscal year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2023	$8,013,553	$6,999,987	$11,352,938	$12,366,504
2022	$6,553,203	$5,499,980	$4,132,475	$5,185,698
(a)
This column represents the amount of total compensation reported for Mr. Shah for 2022 and 2023 in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation Tables section of this Proxy Statement.

(b)
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement. The amount in this column is replaced with the amount reported in the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each year. For each year presented, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Shah to arrive at “compensation actually paid” to Mr. Shah for the year presented. The adjusted amount is determined by adding (or subtracting, as applicable) the following for each year: (i) the year-end fair value of any equity awards granted in each year that are outstanding and unvested as of the end of such year; (ii) the amount of change as of the end of each year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of such year; (iii) for awards that are granted and vest in each year presented, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the years presented, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the years presented, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in each year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for each year. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$10,224,335	$1,182,622	$—	($54,019)	$—	$—	$11,352,938
2022	$5,493,244	($193,446)	$—	($1,167,323)	$—	$—	$4,132,475

Non-PEO NEO Average Total Compensation Amount	$ 3,477,295	2,714,046	3,598,514	1,897,164
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,584,040	2,414,745	(380,245)	4,591,740
Adjustment to Non-PEO NEO Compensation Footnote
(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shah), as computed in accordance with Item 402(v) of Regulation S-K. The “compensation actually paid” for 2022 has been updated from the amounts reported in the Company’s 2023 Proxy Statement to reflect vesting treatment of restricted stock unit agreements. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shah) during 2023. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shah) for 2023 to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,477,295	$2,749,979	$4,856,724	$5,584,040
2022	$2,714,046	$2,123,381	$1,824,080	$2,414,745
(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shah) in the “Total” column of the Summary Compensation Table in each year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Shah) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each year. The amount in this column is replaced with the amount reported in the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Shah) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Shah) to arrive at “compensation actually paid” to each NEO (excluding Mr. Shah) for each year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Shah) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$4,140,112	$792,922	$—	($76,309)	$—	$—	$4,856,724
2022	$2,258,641	($48,605)	$—	($248,187)	($137,769)	$—	$1,824,080
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards for 2023 did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the option valuations used an estimated term between 4.2 years and 8.0 years, an estimated volatility between 68% and 78%, and a risk-free rate between 3.2% and 4.9%.

Equity Valuation Assumption Difference, Footnote
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards for 2023 did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the option valuations used an estimated term between 4.2 years and 8.0 years, an estimated volatility between 68% and 78%, and a risk-free rate between 3.2% and 4.9%.

Compensation Actually Paid vs. Total Shareholder Return
Description of the Relationship Between Pay and Performance
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income
Description of the Relationship Between Pay and Performance
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income:

Total Shareholder Return Vs Peer Group
Description of the Relationship Between Pay and Performance
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Tabular List, Table
•
The Company does not use any financial performance measures to link compensation actually paid to our named executive officers to the Company’s performance. Accordingly, pursuant to SEC rules, we have not included a “Company-Selected Measure” or a tabular list of performance measures.

Total Shareholder Return Amount	$ 131.68	85.98	95.91	240.95
Peer Group Total Shareholder Return Amount	115.42	111.27	124.89	125.69
Net Income (Loss)	$ (245,595,000)	$ (221,863,000)	$ (169,069,000)	$ (139,700,000)
PEO Name	Mr. Shah	Mr. Shah	Mr. Shah	Mr. Shah
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term Minimum	4 years 2 months 12 days
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term Maximum	8 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	68.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	78.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.90%
PEO | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,999,987)	$ (5,499,980)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,352,938	4,132,475
PEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,224,335	5,493,244
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,182,622	(193,446)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,019)	(1,167,323)
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,749,979)	(2,123,381)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,856,724	1,824,080
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,140,112	2,258,641
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	792,922	(48,605)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,309)	(248,187)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(137,769)
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0